Trade and Other Payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 4,220	£ 4,504
Other taxation and social security	5,634	3,219
Other liabilities	2,985	1,177
Accruals	33,326	28,932
Deferred income	2,337	2,411
Total trade and other payables	£ 48,502	40,243
Deferred income		£ 2,400